Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments
Investments
The following tables summarize our investments as of the dates indicated:

	June 30, 2016
	Amortized	Gross Unrealized		Estimated Fair
	Cost	Gains	Losses	Value
	(In millions)
Corporate debt securities	$1,340	$5	$—	$1,345
GSEs	196	—	—	196
Municipal securities	178	2	—	180
U.S. treasury notes	108	—	—	108
Asset-backed securities	71	—	—	71
Certificates of deposit	68	—	—	68
	$1,961	$7	$—	$1,968

	December 31, 2015
	Amortized	Gross Unrealized		Estimated Fair
	Cost	Gains	Losses	Value
	(In millions)
Corporate debt securities	$1,189	$—	$5	$1,184
GSEs	212	—	1	211
Municipal securities	186	—	1	185
U.S. treasury notes	78	—	—	78
Asset-backed securities	63	—	—	63
Certificates of deposit	80	—	—	80
	$1,808	$—	$7	$1,801

The contractual maturities of our investments as of June 30, 2016 are summarized below:

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$1,084	$1,084
Due after one year through five years	844	850
Due after five years through ten years	33	34
	$1,961	$1,968

Gross realized gains and losses from sales of available-for-sale securities are calculated under the specific identification method and are included in investment income. Gross realized investment gains and losses for the three and six months ended June 30, 2016 and 2015 were insignificant.
We have determined that unrealized gains and losses at June 30, 2016 and December 31, 2015, are temporary in nature, because the change in market value for these securities has resulted from fluctuating interest rates, rather than a deterioration of the creditworthiness of the issuers. So long as we maintain the intent and ability to hold these securities to maturity, we are unlikely to experience gains or losses. In the event that we dispose of these securities before maturity, we expect that realized gains or losses, if any, will be immaterial.
There were no available-for-sale investments in a material continuous loss position as of June 30, 2016.
The following table segregates those available-for-sale investments that have been in a continuous loss position for less than 12 months, and those that have been in a loss position for 12 months or more as of December 31, 2015:

	In a Continuous Loss Position for Less than 12 Months			In a Continuous Loss Position for 12 Months or More
	Estimated Fair Value	Unrealized Losses	Total Number of Positions	Estimated Fair Value	Unrealized Losses	Total Number of Positions
	(Dollars in millions)
Corporate debt securities	$825	$4	588	$119	$1	87
GSEs	182	1	77	—	—	—
Municipal securities	128	1	181	—	—	—
	$1,135	$6	846	$119	$1	87

Investments
Investments
The following tables summarize our investments as of the dates indicated:

	December 31, 2015
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
	(In millions)
Corporate debt securities	$1,189	$—	$5	$1,184
GSEs	212	—	1	211
Municipal securities	186	—	1	185
Certificates of deposit	80	—	—	80
U.S. treasury notes	78	—	—	78
Asset-backed securities	63	—	—	63
	$1,808	$—	$7	$1,801

	December 31, 2014
	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
	(In millions)
Corporate debt securities	$643	$—	$2	$641
GSEs	122	—	—	122
Municipal securities	127	—	—	127
Certificates of deposit	69	—	—	69
U.S. treasury notes	60	—	—	60
	$1,021	$—	$2	$1,019

The contractual maturities of our investments as of December 31, 2015 are summarized below:

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$830	$829
Due after one year through five years	967	962
Due after five years through ten years	11	10
	$1,808	$1,801

Gross realized gains and losses from sales of available-for-sale securities are calculated under the specific identification method and are included in investment income. Gross realized investment gains and losses for the years ended December 31, 2015, 2014 and 2013 were insignificant.
We have determined that unrealized gains and losses at December 31, 2015 and 2014 are temporary in nature, because the change in market value for these securities has resulted from fluctuating interest rates, rather than a deterioration of the credit worthiness of the issuers. So long as we hold these securities to maturity, we are unlikely to experience gains or losses. In the event that we dispose of these securities before maturity, we expect that realized gains or losses, if any, will be immaterial.
The following table segregates those available-for-sale investments that have been in a continuous loss position for less than 12 months, and those that have been in a loss position for 12 months or more as of December 31, 2015.

	In a Continuous Loss Position for Less than 12 Months			In a Continuous Loss Position for 12 Months or More
	Estimated Fair Value	Unrealized Losses	Total Number of Positions	Estimated Fair Value	Unrealized Losses	Total Number of Positions
	(Dollars in millions)
Corporate debt securities	$825	$4	588	$119	$1	87
GSEs	182	1	77	—	—	—
Municipal securities	128	1	181	5	—	12
Certificates of deposit	53	—	218	—	—	—
U.S. treasury notes	53	—	32	—	—	—
Asset-backed securities	55	—	47	—	—	—
	$1,296	$6	1,143	$124	$1	99
The following table segregates those available-for-sale investments that have been in a continuous loss position for less than 12 months, and those that have been in a loss position for 12 months or more as of December 31, 2014.

	In a Continuous Loss Position for Less than 12 Months			In a Continuous Loss Position for 12 Months or More
	Estimated Fair Value	Unrealized Losses	Total Number of Positions	Estimated Fair Value	Unrealized Losses	Total Number of Positions
	(Dollars in millions)
Corporate debt securities	$379	$1	265	$29	$1	10
GSEs	75	—	22	3	—	3
Municipal securities	54	—	64	11	—	13
Certificates of deposit	13	—	52	—	—	—
U.S. treasury notes	19	—	13	—	—	—
	$540	$1	416	$43	$1	26